SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of accounts receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	¥ 199,843		¥ 364,863
Allowance for uncollectible receivables	(60,679)		(28,014)
Accounts receivable, net	139,164	$ 19,990	336,849
Current loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	196,148		364,863
Allowance for uncollectible receivables	(60,444)		(28,014)
Accounts receivable, net	135,704		¥ 336,849
Other online standard loan products
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts Receivable	3,695
Allowance for uncollectible receivables	(235)
Accounts receivable, net	¥ 3,460